Submission	Sep. 20, 2024
Submission [Line Items]
Central Index Key	0001043219
Registrant Name	ANNALY CAPITAL MANAGEMENT INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES